Financial instruments per category	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Financial instruments per category

18. Financial instruments per category

	2024	2023	2024	2023
	Fair value through profit or loss		At amortized cost
Assets in the consolidated statement of financial position
Other non-current receivables	—	—	44,206	43,351
Derivatives (part of Other non-current receivables)	125	1,027	—	—
Trade receivables	—	—	103,366	112,951
Other current receivables	—	—	8,297	22,764
Derivatives (part of Other current receivables)	—	857	—	—
Cash and cash equivalents	—	—	98,923	249,299
Total	125	1,884	254,792	428,365

	2024	2023	2024	2023
	Fair value through profit or loss		At amortized cost
Liabilities in the consolidated statement of financial position
Convertible Notes	324,395	323,528	—	—
Liabilities to credit institutions	—	—	121,973	120,305
Trade payables	—	—	60,152	64,368
Derivatives (part of Other current liabilities)	2	—	—	—
Accrued expenses	—	—	79,435	90,692
Total	324,397	323,528	261,560	275,365

The change in fair value recorded in the profit and loss for 2024 was a gain of $31.3 million (2023: gain of $97.1 million, 2022: loss of $1.8 million), consisting primarily of fair value changes on Convertible Notes. The fair value changes are included in Finance income and (expenses), net in the consolidated statement of operations.

Fair value hierarchy

This note explains the judgments and estimates made in determining the fair values of the financial instruments that are recognized and measured at fair value in the financial statements. To provide an indication about the reliability of the inputs used in determining fair value, the Group has classified its financial instruments into the three levels prescribed under the accounting standards.

Level 1: The fair value of financial instruments traded in active markets (such as publicly traded derivatives and equity securities) is based on quoted market prices at the end of the reporting period. The quoted market price used for financial assets held by the Group is the current bid price. These instruments are included in Level 1.

Level 2: The fair value of financial instruments that are not traded in an active market (for example, over-the-counter derivatives) is determined using valuation techniques, which maximize the use of observable market data and rely as little as possible on entity-specific estimates. If all significant inputs required to fair value an instrument are observable, the instrument is included in Level 2.

Specific valuation techniques used in Level 2 to value financial instruments include:

•
for foreign currency forwards, the present value of future cash flows based on the forward exchange rates at the balance sheet date
•
for interest rate caps – option pricing models (e.g. Black-Scholes model)

Level 3: If one or more of the significant inputs is not based on observable market data, the instrument is included in Level 3. This is the case for unlisted equity securities.

Recurring fair value measurements at December 31, 2024	Level 1	Level 2	Level 3
Financial assets
Derivatives (part of Other non-current receivables)	—	125	—
Total financial assets	—	125	—
Financial liabilities
Convertible Notes	—	—	324,395
Derivatives (part of Other current liabilities)	—	2	—
Total financial liabilities	—	2	324,395

Recurring fair value measurements at December 31, 2023	Level 1	Level 2	Level 3
Financial assets
Derivatives (part of Other non-current receivables)	—	1,027	—
Derivatives (part of Other current receivables)	—	857	—
Total financial assets	—	1,884	—
Financial liabilities
Convertible Notes	—	—	323,528
Total financial liabilities	—	—	323,528

There were no transfers between the levels during 2024 and 2023.

The carrying amount of the promissory note, is a reasonable approximation of fair value since the transaction was closed on March 1, 2023, and there have been no significant changes to credit risk or market rates during the period March 1 until December 31, 2024. See Note 17 Other non-current receivables.

The carrying amount of non-current liabilities to credit institutions in the Group is a reasonable approximation of fair value since the interest rate is variable and there have been no significant changes to credit risk since issued on April 18, 2023. See Note 25 Liabilities to credit institutions.

The carrying amount of current liabilities to credit institutions and other financial instruments in the Group is a reasonable approximation of fair value since they are short-term, and the discount effect is not significant.

Convertible Notes

Convertible Notes
At January 1, 2023	—
Issues of Convertible Notes	324,950
Fair value changes (including interest expenses) recognized in the consolidated statement of operations	(74,078)
Change in fair value recognized in consolidated statement of other comprehensive loss	72,656
At December 31, 2023	323,528
Fair value changes (including interest expenses) recognized in the consolidated statement of operations	867
At December 31, 2024	324,395

	December 31, 2024	December 31, 2023
Carrying amount	324,395	323,528
Includes: Cumulative fair value changes on Convertible Notes attributable to changes in credit risk, recognized in the fair value reserve	—	72,656
Amount the Company is contractually obligated to pay to holders of the Convertible Notes at maturity	546,842	546,842
Difference between carrying amount and the amount the Company is contractually obligated to pay to holders of Convertible Notes at maturity	(222,447)	(223,314)

The Group determines the amount of fair value changes which are attributable to credit risk by first determining the changes due to market conditions which give rise to market risk, and then deducting those changes from the total change in fair value of the Convertible Notes. Market conditions which give rise to market risk include changes in the benchmark interest rate. Fair value movements on the conversion option embedded derivative are included in the assessment of market risk fair value changes.

The fair value of the instrument in its entirety has been determined by using a combination of a Monte Carlo simulation and a discounted cash flow analysis.

The following table lists the key inputs and assumptions used in the valuation model as of December 31, 2024:

	2024	2023
Conversion price ($) (1)	1.36-1.89	1.36-2.52
Share price at valuation date ($)	0.6628	1.18
Expected price volatility of the Company share (%)	70.00	65.00
Risk-free interest rate (%)	4.30	3.90
Market interest rate (%)	20.00	21.50

(1) The Convertible Notes are convertible at the option of each holder at a conversion price of $1.81-1.89 per ordinary share or per ADS, subject to customary anti-dilution adjustments and a conversion rate reset on March 23, 2025. For further details on the Convertible Notes and the conversion price reset mechanism, see Note 27 Convertible Notes.

The market interest rate has been assessed based on the observed range of yields on corporate bonds with comparable terms and comparable credit ratings to that of the Group.

The following table shows the impact of the key inputs and assumptions on the fair value of the Convertible Notes:

	2024	2023
Share price decrease 30%	303,849	284,266
Share price increase 30%	346,372	357,969
Volatility decrease 10 percentage points	319,311	313,437
Volatility increase 10 percentage points	329,108	333,614
Risk-free interest rate decrease 1 percentage point	323,810	321,889
Risk-free interest rate increase 1 percentage point	324,954	325,089
Market interest rate decrease 1 percentage point	333,154	332,199
Market interest rate increase 1 percentage point	315,973	315,256